UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lakewood Capital Management, LP

Address:  650 Madison Ave
          25th Floor
          New York, New York 10022

13F File Number: 028-12815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Michael C. Antonacci
Title:  Chief Financial Officer
Phone:  (212) 584-2213


Signature, Place and Date of Signing:

/s/ Michael C. Antonacci        New York, New York           November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        47

Form 13F Information Table Value Total:   150,527
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           FORM 13F INFORMATION TABLE
                                         Lakewood Capital Management, LP
                                               September 30, 2010



COLUMN 1                         COLUMN  2          COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6   COLUMN 7    COLUMN 8

                                 TITLE                          VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS           CUSIP       (X$1000) PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------                   --------           -----       -------- -------- --- ----   ----------  --------  ----- ------ ----
ANWORTH MORTGAGE ASSET CP        COM                037347101      640    89,748  SH         SOLE        NONE       89,748
ARLINGTON ASSET INVT CORP        CL A NEW           041356205    5,004   214,661  SH         SOLE        NONE      214,661
ASPEN INSURANCE HOLDINGS LTD     SHS                G05384105    7,959   262,845  SH         SOLE        NONE      262,845
AXIS CAPITAL HOLDINGS            SHS                G0692U109    4,094   124,276  SH         SOLE        NONE      124,276
BANCO LATINOAMERICANO DE COM     SHS E              P16994132    1,371    94,880  SH         SOLE        NONE       94,880
BANK OF AMERICA CORPORATION      COM                060505104    1,143    87,256  SH         SOLE        NONE       87,256
BANK OF AMERICA CORPORATION      COM                060505104    2,725   208,000      CALL   SOLE        NONE      208,000
BHP BILLITON PLC                 SPONSORED ADR      05545E209    2,092    32,732  SH         SOLE        NONE       32,732
CAMBIUM LEARNING GRP INC         COM                13201A107      129    40,383  SH         SOLE        NONE       40,383
CITIGROUP INC                    COM                172967101    2,032   519,800      CALL   SOLE        NONE      519,800
COLE KENNETH PRODTNS INC         CL A               193294105      752    45,140  SH         SOLE        NONE       45,140
COMCAST CORP NEW                 CL A SPL           20030N200    1,178    69,256  SH         SOLE        NONE       69,256
COWEN GROUP INC NEW              CL A               223622101      153    46,415  SH         SOLE        NONE       46,415
E M C CORP MASS                  COM                268648102    3,458   170,265  SH         SOLE        NONE      170,265
ECHOSTAR CORP                    CL A               278768106    2,777   145,541  SH         SOLE        NONE      145,541
EXXON MOBIL CORP                 COM                30231G102    3,090    50,000      CALL   SOLE        NONE       50,000
FIRST INDUSTRIAL REALTY TRUS     COM                32054K103      879   173,380  SH         SOLE        NONE      173,380
HARTFORD FINL SVCS GROUP INC     COM                416515104      998    43,493  SH         SOLE        NONE       43,493
INGRAM MICRO INC                 CL A               457153104   16,854   999,665  SH         SOLE        NONE      999,665
INNOSPEC INC                     COM                45768S105    4,059   266,516  SH         SOLE        NONE      266,516
INVESTORS BANCORP INC            COM                46146P102    8,422   711,358  SH         SOLE        NONE      711,358
KEARNY FINL CORP                 COM                487169104    2,563   290,268  SH         SOLE        NONE      290,268
KEMET CORP                       COM                488360108    2,382   713,204  SH         SOLE        NONE      713,204
LIBERTY MEDIA CORP NEW           LIB STAR COM A     53071M708    5,647    86,971  SH         SOLE        NONE       86,971
LODGENET INTERACTIVE CORP        COM                540211109      308   110,000  SH         SOLE        NONE      110,000
MARKET VECTORS ETF TR            GOLD MINER ETF     57060U100      911    16,281  SH         SOLE        NONE       16,281
MASTERCARD INC                   CL A               57636Q104    8,556    38,195  SH         SOLE        NONE       38,195
MI DEVS INC                      CL A SUB VTG       55304X104    2,573   234,130  SH         SOLE        NONE      234,130
PHH CORP                         COM NEW            693320202    1,738    82,531  SH         SOLE        NONE       82,531
PINNACLE AIRL CORP               COM                723443107      512    94,200  SH         SOLE        NONE       94,200
PROSHARES TR                     PSHS ULTSH 20YRS   74347R297      904    28,940  SH         SOLE        NONE       28,940
REPUBLIC AWYS HLDGS INC          COM                760276105    4,221   509,752  SH         SOLE        NONE      509,752
RIO TINTO PLC                    SPONSORED ADR      767204100    2,358    40,145  SH         SOLE        NONE       40,145
SCHWEITZER-MAUDUIT INTL INC      COM                808541106    2,553    43,791  SH         SOLE        NONE       43,791
SPDR GOLD TRUST                  GOLD SHS           78463V107    1,434    11,213  SH         SOLE        NONE       11,213
STEWART INFORMATION SVCS COR     COM                860372101    1,511   133,520  SH         SOLE        NONE      133,520
STUDENT LN CORP                  COM                863902102    1,017    34,256  SH         SOLE        NONE       34,256
TFS FINL CORP                    COM                87240R107    1,505   163,724  SH         SOLE        NONE      163,724
TRAVELCENTERS OF AMERICA LLC     COM                894174101      788   228,378  SH         SOLE        NONE      228,378
VERIGY LTD                       SHS                Y93691106    2,039   250,850  SH         SOLE        NONE      250,850
WAL MART STORES INC              COM                931142103   10,237   191,275  SH         SOLE        NONE      191,275
WAL MART STORES INC              COM                931142103    4,148    77,500      CALL   SOLE        NONE       77,500
WALGREEN CO                      COM                931422109    9,228   275,468  SH         SOLE        NONE      275,468
WELLPOINT INC                    COM                94973V107    6,749   119,152  SH         SOLE        NONE      119,152
WHITE MTNS INS GROUP LTD         COM                G9618E107    2,148     6,963  SH         SOLE        NONE        6,963
WILLIAMS COS INC DEL             COM                969457100    3,645   190,715  SH         SOLE        NONE      190,715
XYRATEX LTD                      COM                G98268108    1,043    70,268  SH         SOLE        NONE       70,268




SK 25860 0001 1142596